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COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
A GOLDMAN SACHS COMPANY
132 TURNPIKE ROAD, SUITE 210
SOUTHBOROUGH, MA 01772

                                March 1, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


     Re: COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
         COMMONWEALTH ANNUITY SEPARATE ACCOUNT A
         (FILE NO. 811-22024)
         ---------------------------------------

Commissioners:

On behalf of Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity Separate Account A (the "Separate Account"), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial Registration Statement on Form N-4 (the "Registration Statement") for certain interests in a separate account funding variable annuity contracts (the "Contracts"). The Contracts will be issued through the Separate Account, which is concurrently being registered with the Commission under the Investment Company Act of 1940, as amended.

The Registration Statement does not yet include examples or underlying fund disclosure; these items, along with certain additional updating information and any exhibits not included with this filing, will be added by pre-effective amendment.

If you have any questions or comments, please call the undersigned at (508) 460-2408.

Sincerely,


/s/ Jon-Luc Dupuy
------------------------------------
Jon-Luc Dupuy
Assistant General Counsel and
Vice President

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